December 23, 2015

Via EDGAR

Jim O’Connor

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	ARK ETF Trust (“Trust”), SEC File No. 333-191019

Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (“Amendment”)

Dear Mr. O’Connor:

On behalf of the Trust, attached herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 4 (“PEA 4”) to the Trust’s Registration Statement. The purpose of this filing is to change the name of each of the ARK 3D Printing ETF and ARK Israeli Innovation ETF. The Trust filed Post-Effective Amendment No. 3 (“PEA 3”) on October 16, 2015 to register these two new series of the Trust. The names of these two new series have been changed in this PEA 4 to The 3D Printing ETF and ARK Israel Innovative Technology ETF, respectively. In addition, this filing reflects a change in the name of the underlying index for The 3D Printing ETF and a reduced Management Fee for the ARK Israel Innovative Technology ETF. The Management Fee for this ETF was changed from 0.57% to 0.48%.

To assist in the review of this filing, we will be sending you a hard copy of the prospectus and Statement of Additional Information filed herewith marked to show the differences from the prospectus and Statement of Additional Information as filed in PEA 3.

We understand that the filing of this PEA 4 will delay the effective date of PEA 3. We expect to request at a later date acceleration of the effective date of PEA 4 based on your prior review of PEA 3 and the limited changes made in this PEA 4, as specified above.

Should you have any questions regarding this filing, please do not hesitate to contact me at 646-668-4138 or aeisenbeis@ark-invest.com or Jane A. Kanter at 646-668-4140 or jkanter@ark-invest.com.

Very truly yours,

/s/ Amy D. Eisenbeis

Amy D. Eisenbeis

155 WEST 19TH ST. 5TH FLOOR NEW YORK, NY 10011 WWW.ARK-INVEST.COM